Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	FPA FUNDS TRUST
Central Index Key	0000924727
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013
FPA Crescent Fund | FPA Crescent Fund
Risk/Return:
Trading Symbol	FPACX